Income and Expenses from Fees and Commissions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from fees and commissions
Debit and credit card services	$ 185,878	$ 167,201	$ 155,572
Investments in mutual funds and others	101,046	91,173	86,103
Use of distribution channel and access to customers	65,243	20,974	18,204
Collections and payments	56,389	52,717	50,343
Portfolio management	47,816	46,730	43,915
Fees for insurance transactions	37,035	32,886	30,163
Guarantees and letter of credit	26,101	25,021	24,485
Trading and securities management	21,878	24,632	18,741
Brand use agreement	16,494	14,840	14,515
Lines of credit and overdrafts	4,716	4,837	5,000
Financial advisory services	4,393	5,046	5,536
Other fees earned	22,183	19,057	19,125
Total income from fees and commissions	589,172	505,114	471,702
Expenses from fees and commissions
Credit card transactions	(97,823)	(113,403)	(96,872)
Interbank transactions	(20,133)	(16,554)	(13,189)
Collections and payments	(6,284)	(6,546)	(6,206)
Securities transactions	(5,943)	(7,544)	(6,802)
Sales force	(404)	(258)	(213)
Other fees	(1,283)	(854)	(746)
Total expenses from fees and commissions	$ 131,870	$ 145,159	$ 124,028